UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period: 7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2013
Shares		Value

	COMMON STOCK - 82.7%
	AUTO PARTS & EQUIPMENT - 2.2%
6,200	Advance Auto Parts, Inc.	$ 511,438
1,800	Autoliv, Inc.	147,186
8,500	Genuine Parts Co.	696,915
		1,355,539
	BANKS - 5.5%
16,400	BofI Holding Inc. *	889,700
8,707	Credit Suisse Group AG - ADR	254,941
50,900	Northeast Bancorp	513,581
147,042	Seacoast Banking Corp. *	347,019
18,500	SunTrust Banks, Inc.	643,615
19,530	US Bancorp	728,860
		3,377,716
	COMMUNICATIONS, BROADCASTING & CABLE - 0.3%
8,300	SK Telecom Co. Ltd.	179,197

	CHEMICALS - 5.4%
20,036	Koninklijke DSM NV	351,932
9,000	PPG Industries, Inc.	1,443,960
22,200	Valspar Corp.	1,512,264
		3,308,156
	COMPUTERS - 7.1%
1,000	Apple, Inc.	452,500
26,800	Cisco Systems, Inc.	684,740
13,950	EMC Corp.	364,793
1,100	Google, Inc. *	976,360
19,000	Intel Corp.	442,700
6,200	International Business Machines Corp.	1,209,248
6,600	Microsoft Corp.	210,078
		4,340,419
	DATA SERVICES - 3.5%
6,700	Automatic Data Processing, Inc.	483,003
9,800	Equifax, Inc.	619,654
9,500	Global Payments, Inc.	439,945
31,600	Net 1 UEPS Technologies, Inc. *	229,100
6,000	Verisk Analytics, Inc. *	386,160
		2,157,862
	DELIVERY & FREIGHT SERVICES - 1.4%
9,800	United Parcel Service, Inc.	850,640

	ELECTRONIC COMPONENTS, PARTS & EQUIPMENT - 6.1%
21,600	Avnet, Inc. *	813,672
2,100	Broadcom Corp.	57,897
22,500	Corning, Inc.	341,775
21,500	Linear Technology Corp.	872,040
23,139	Secom Co.	318,393
12,200	Texas Instruments, Inc.	478,240
9,000	TE Connectivity Ltd.	459,360
8,780	Zebra Technologies Corp. *	405,373
		3,746,750
	ENERGY - 6.1%
5,000	Anadarko Petroleum Corp.	442,600
6,600	ConocoPhillips	428,076
5,700	Devon Energy Corp.	313,557
4,500	Ensco PLC	258,030
5,323	Exxon Mobil Corp.	499,031
17,900	Noble Corp.	683,780
8,000	Phillips 66	492,000
13,500	RPC, Inc.	193,320
9,500	Sasol Ltd.	438,045
		3,748,439
	FINANCE - 0.3%
26,300	Reading International, Inc. *	163,323

	GOLD & SILVER ORES - 0.6%
19,200	Allied Nevada Gold Corp. *	128,064
11,500	Silver Wheaton Corp.	264,155
		392,219
	HEALTHCARE - 5.8%
4,700	Becton Dickinson and Co.	487,484
5,500	Cardinal Health, Inc.	275,495
7,300	Edwards Lifesciences Corp. *	521,074
7,808	Life Technologies Corp. *	582,477
7,400	QIAGEN NV *	154,660
16,500	St Jude Medical, Inc.	864,435
9,700	Stryker Corp.	683,462
		3,569,087
	HOUSEHOLD PRODUCTS - 3.3%
13,200	Colgate-Palmolive Co.	790,284
5,600	Kimberly-Clark Corp.	553,280
8,627	Procter & Gamble Co.	692,748
		2,036,312
	INDUSTRIAL CONGLOMERATES - 8.8%
10,700	3M Co.	1,256,501
17,300	Eaton Corp. PLC	1,192,835
11,400	Emerson Electric Co.	699,618
23,300	General Electric Co.	567,821
26,684	Raven Industries, Inc.	818,131
24,775	Tyco International Ltd.	862,418
		5,397,324
	INDUSTRIAL MACHINERY - 5.6%
5,300	AGCO Corp.	298,125
24,838	Graco, Inc.	1,733,196
8,300	Illinois Tool Works, Inc.	597,932
13,300	Lincoln Electric Holdings, Inc.	785,232
		3,414,485
	INSURANCE - 5.1%
3,013	Alleghany Corp. *	1,216,890
5,000	Aon PLC	337,500
6,500	Berkshire Hathaway, Inc. *	753,155
1,306	National Western Life Insurance Co.	279,419
900	White Mountains Insurance Group Ltd.	538,200
		3,125,164
	MATERIALS - 0.1%
3,200	Resolute Forest Products, Inc. *	48,832

	PACKAGED FOOD - 3.0%
12,000	Archer-Daniels-Midland Co.	437,640
12,300	Campbell Soup Co.	575,640
10,300	PepsiCo, Inc.	860,462
		1,873,742
	PHARMACEUTICALS - 3.3%
8,500	Bristol-Myers Squibb Co.	367,540
11,500	GlaxoSmithKline PLC	586,040
6,845	Novartis AG	490,170
1,300	Novo Nordisk A/S	219,596
8,723	Pfizer, Inc.	254,973
3,000	Teva Pharmaceutical Industries Ltd.	119,100
		2,037,419
	PUBLISHING & PRINTING MEDIA - 0.4%
5,668	John Wiley & Sons, Inc.	255,797

	RESTAURANTS - 1.3%
8,400	McDonald's Corp.	823,872

	RETAIL STORES - 6.4%
8,600	Bed Bath & Beyond, Inc. *	657,642
6,300	Costco Wholesale Corp.	738,927
23,500	Lowe's Cos., Inc.	1,047,630
20,120	Staples, Inc.	342,442
4,000	Tiffany & Co.	318,040
8,000	Walgreen Co.	402,000
8,600	Weis Markets, Inc.	431,892
		3,938,573
	SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 0.8%
8,000	Walt Disney Co./The	517,200

	STAFFING SERVICES - 0.3%
10,100	CDI Corp.	158,873

	TOTAL COMMON STOCK (Cost $30,034,389)	50,816,940

	REITS - 2.1%
11,481	Colony Financial, Inc.	232,835
3,800	EastGroup Properties, Inc.	235,068
16,370	Plum Creek Timber Co., Inc.	798,528
	TOTAL REITS (Cost $773,370)	1,266,431

	CORPORATE BONDS - 10.8%
	ASSET BACKED - 0.1%
62,446	Countrywide Asset-Backed Certificates, 0.85%, 4/25/2032	42,441
27,904	Countrywide Asset-Backed Certificates, 3.19%, 10/25/2032	1,203
		43,644
	BANKS - 0.9%
250,000	Bank of America Corp., 0.60%, 9/15/2014	249,755
300,000	SunTrust Bank, 0.574%, 4/1/2015	297,062
		546,817
	BEVERAGES - 0.7%
400,000	Coca-Cola HBC Finance BV, 5.125%, 9/17/2013	402,053

	CHEMICALS - 0.4%
250,000	ICI Wilmington Inc., 5.625%, 12/1/2013	253,624

	CMO - 0.3%
70,688	Impac CMB Trust Series 2003-8, 1.09, 10/25/2033	68,093
101,330	Impac CMB Trust Series 2004-4, 1.03%, 9/25/2034	90,894
		158,987
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
300,000	Ford Motor Credit Co., 7.00%, 10/1/2013	302,874
500,000	Ford Motor Credit Co., 8.00%, 6/1/2014	525,976
		828,850
	FOOD - 1.4%
500,000	Mondelez International Inc., 5.25%, 10/1/2013	503,781
400,000	Safeway, Inc., 6.25%, 3/15/2014	413,111
		916,892
	HEALTHCARE-PRODUCTS - 0.8%
450,000	Hospira Inc., 5.90%, 6/15/2014	463,538

	HOLDING COMPANIES-DIVERSIFIED - 0.6%
372,000	Leucadia National Corp., 7.00%, 8/15/2013	372,521

	MACHINERY-DIVERSIFIED - 0.6%
350,000	Case New Holland Inc., 7.75%, 9/1/2013	351,312

	MEDIA - 0.8%
500,000	Time Warner Cable Inc., 7.50%, 4/1/2014	521,448

	PIPELINES - 0.6%
350,000	El Paso LLC, 6.875%, 6/15/2014	365,631

	SOVEREIGN - 1.6%
1,000,000	United States Treasury Note, 1.00%, 5/31/2018	984,062

	TELECOMMUNICATIONS - 0.7%
400,000	Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/2014	409,248

	TOTAL CORPORATE BONDS (Cost $6,685,019)	6,618,627

	PREFERRED STOCK - 0.6%
	CHEMICALS - 0.6%
4,000	EI du Pont de Nemours & Co., 4.50%, Perpetual (Cost $308,578)	377,040

	SHORT-TERM INVESTMENTS - 3.7%
2,300,002	Huntington Conservative Deposit Account, 0.08%** (Cost $2,300,002)	2,300,002

	TOTAL INVESTMENTS - 99.9% (Cost $40,101,358) (a)	$ 61,379,040
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	46,876
	TOTAL NET ASSETS - 100.0%	$ 61,425,918

* Non-Income producing security.
** Money market Fund; interest rate reflects seven-day effective yield on July 31, 2013.
REIT - Real Estate Investment Trust
CMO - Collateralized Mortgage Obligation

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $40,101,358 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 21,903,613
	Unrealized depreciation:	(625,931)
	Net unrealized appreciation:	$ 21,277,682

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-advisers is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 50,816,940	$ -	$ -	$ 50,816,940
Bonds & Notes	-	6,618,627	-	6,618,627
Preferred Stock	377,040	-	-	377,040
REITS	1,266,431	-	-	1,266,431
Short-Term Investments	2,300,002	-	-	2,300,002
Total	$ 54,760,413	$ 6,618,627	$ -	$ 61,379,040

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

9/24/13

By (Signature and Title)

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

9/24/13